SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of share capital, reserves and other equity interest [Abstract]
SHARE CAPITAL
NOTE 26 - SHARE CAPITAL
Share capital amounted to €2,886,031.84 at December 31, 2022, divided into 144,301,592 ordinary shares, each with a nominal value of two cents and fully paid-up. All shares are of the same class and have the right to one vote.

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2022	141,677,366	3	420
New shares issued (A)	2,624,226	—	—
At December 31, 2022	144,301,592	3	420
(A)In the year ended December 31, 2022, Constellium SE issued and delivered 2,624,226 ordinary shares to certain employees and directors related to share-based compensation plans.